Share-based Payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments

Note 28 Share-based payments

Performance Rights and Options

Employees of the Company participate in the Company’s long-term incentive program (“LTIP”) comprising grants of performance rights and options with varying vesting conditions. The performance rights and options carry no dividend or voting rights. Performance rights and options may vest immediately or dependent on the recipient remaining in employment, or achievement of performance-related vesting conditions, by the vesting date. Upon vesting, each performance right and option is convertible into one ordinary share of NOVONIX Limited. If an executive ceases employment before the rights or options vest, the rights or options will be forfeited, except in limited circumstances that they are approved by the Board on a case-by-case basis.

Share Rights

Non-executive Directors participate on an annual grant of equity awards using a value-based approach, which the Board has adopted by issuing Share Rights to Non-executive Directors of the Company each financial year with a fixed US dollar value. As a sign of the Board’s long-term commitment to investors and the Company, effective January 1, 2024, Directors reduced the value of share rights they received from $110,000 to $55,000.

The share rights carry no dividend or voting rights. Upon vesting, each share right is convertible into one ordinary share of NOVONIX Limited. If a non-executive director ceases to hold office before the share rights vest, the rights will convert on a prorate basis.

The following table presents the composition of share-based payments expense for the years ended December 31, 2024 and 2023, six-months ended December 31, 2022, and the year ended June 30, 2022.

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Share rights granted in current year	$402,966	$31,943	$444,480	2,620,399
Share rights granted in prior year	—	368,039	—	—
Performance rights granted in current year	2,407,539	989,336	2,274,551	10,810,456
Performance rights granted in prior years	3,225,525	4,104,908	2,582,698	192,285
Options granted in current year	—	—	—	—
Options granted in prior years	(512,470)	127,734	52,700	907,609
Share based payment expense	5,523,560	5,621,960	5,354,429	14,530,749
Payments of withholding tax - Performance rights	(603,932)	(296,432)	(133,878)	(2,501,992)
Cashless exercise of options	(1,605,677)	—	—	—
Exchange differences	(134,282)	(24,373)	(84,564)	—
Movement in share-based payments reserve	$3,179,669	$5,301,155	$5,135,987	$12,028,757

SHARE RIGHTS

A summary of movements of all share rights issued is as follows:

Number on issue
Share rights outstanding at January 1, 2023	436,403
Granted	65,405
Forfeited	(16,684)
Exercised	(419,719)
Share rights outstanding at December 31, 2023	65,405
Share rights exercisable at January 1, 2024	65,405
Granted	632,890
Forfeited	—
Exercised	(65,405)
Share rights outstanding at December 31, 2024	632,890
Share rights exercisable at December 31, 2024	632,890

During the year ended December 31, 2024, share rights were granted to non-executive Directors, as set out in the table below. The share rights are convertible to ordinary shares on a 1:1 basis and vest on receipt of Shareholder approval. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $402,966 was recognized for the year ended December 31, 2024. During the year ended December 31, 2023, share rights were granted to a non-executive Director, Ron Edmonds, subject to shareholder approval at the 2024 Annual General Meeting. The share rights are convertible to ordinary shares on a 1:1 basis and vest on receipt of Shareholder approval. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $31,943 was recognized for the year ended December 31, 2023.

Further details of the share rights granted during the year December 31, 2024, are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Anthony Bellas	January 1, 2024	109,749	December 31, 2024	$0.97	December 31, 2025	$69,878
Sharan Burrow	January 1, 2024	84,145	December 31, 2024	$0.97	December 31, 2025	$53,576
Ron Edmonds	January 1, 2024	109,749	December 31, 2024	$0.97	December 31, 2025	$69,878
Robert Natter	January 1, 2024	109,749	December 31, 2024	$0.97	December 31, 2025	$69,878
Jean Oelwang	January 1, 2024	109,749	December 31, 2024	$0.97	December 31, 2025	$69,878
Phillips 66	January 1, 2024	109,749	December 31, 2024	$0.97	December 31, 2025	$69,878

Total expense recognized						$402,966

PERFORMANCE RIGHTS

For executive LTI awards granted in 2024, all performance rights vest based on corporate performance, with others vesting solely based on time. Payouts are measured based on achievement of relative TSR (versus a peer group of 20 companies primarily focused on the diversified metals and electronic equipment industries) over a three-year performance period and are capped at the target opportunity. Performance rights require a minimum level of relative TSR (35th percentile) to achieve any payout, regardless of revenue earned, and a relative TSR of at least 60th percentile to pay out at the highest level.

Performance rights granted in 2024 also include a revenue modifier based on the attainment of a three-year revenue goal (with the payout still capped at the target opportunity).

The number of FY24 Performance Rights that will vest upon satisfaction of the TSR Measure (specified above) will be adjusted based on the Company meeting certain revenue milestones in respect of the 2026 Financial Year (assessed as at December 31, 2026).

Notwithstanding the Revenue Target Modifier, the total number of Performance Rights that can vest shall not exceed the number of Performance Rights representing the target opportunity.

Other Performance rights outstanding prior to December 31, 2024, are vesting, based on the achievement of performance criteria, such as corporate goals (achievement of revenue targets for a specified period of time) , and those vesting only based on continued service over time.

A summary of movements of all performance rights issued is as follows:

Number on issue
2024
Performance rights outstanding at January 1, 2023	11,011,895
Granted	4,631,721
Forfeited	(962,688)
Exercised	(1,252,558)
Performance rights outstanding at December 31, 2023	13,428,370
Granted	16,287,972
Forfeited	(5,819,922)
Exercised	(2,879,589)
Performance rights outstanding at December 31, 2024	21,016,831
Performance rights vested at December 31, 2024	—

Performance Rights Granted in the Current Period

During the years ended December 31, 2024 and 2023, performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Key Management Personnel, other employees and contractors as set out in the table below. The value of each performance right was determined with reference to the market value of the underlying securities on grant date.

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Rashda Buttar	April 18, 2024	1,075,930	December 31, 2026	$0.89	Cessation of employment	$210,918
Chris Burns	April 18, 2024	3,658,161	December 31, 2026	$0.89	Cessation of employment	$716,965
Darcy MacDougald	April 18, 2024	1,075,930	December 31, 2026	$0.89	Cessation of employment	$210,872
Robert Long	October 8, 2024	1,144,130	December 31, 2026	$0.70	Cessation of employment	74,794
Nick Liveris	April 18, 2024	1,398,709	December 31, 2026	$0.89	Cessation of employment	—
Non-KMP employees	January 31, 2024	5,523,634	¼ January 5, 2025	$0.57	Cessation of employment	824,722
			¼ January 5, 2026		Cessation of employment
			¼ January 5, 2027		Cessation of employment
			¼ January 5, 2028		Cessation of employment
Non-KMP employees	February 16, 2024	722,884	¼ January 5, 2025	$0.84	Cessation of employment	172,554
			¼ January 5, 2026		Cessation of employment
			¼ January 5, 2027		Cessation of employment
			¼ January 5, 2028		Cessation of employment
Non-KMP employees	February 21, 2024	172,400		$0.80	Cessation of employment	43,841
Non-KMP employees	March 11, 2024	96,014		$1.01	Cessation of employment	—
Non-KMP employees	March 25, 2024	96,014		$0.87	Cessation of employment	22,195
Non-KMP employees	April 5, 2024	17,195		$1.01	Cessation of employment	7,189
Non-KMP employees	April 8, 2024	80,612	4 equal annual	$0.87	Cessation of employment	17,610
Non-KMP employees	April 15, 2024	181,376	tranches	$0.83	Cessation of employment	37,030
Non-KMP employees	April 29, 2024	82,425	commencing on the	$0.72	Cessation of employment	13,818
Non-KMP employees	May 27, 2024	58,423	anniversary of	$0.69	Cessation of employment	8,265
Non-KMP employees	August 23, 2024	171,834	employment	$0.61	Cessation of employment	14,096
Non-KMP employees	October 16, 2024	93,328		$0.81	Cessation of employment	6,626
Non-KMP employees	October 22, 2024	382,022		$0.84	Cessation of employment	19,097
Non-KMP employees	November 12, 2024	45,822		$0.84	Cessation of employment	2,425
Non-KMP employees	December 2, 2024	211,129		$0.72	Cessation of employment	4,522
Total number issued		16,287,972				$2,407,539

Performance Rights Net Settled for Withholding Tax Obligations

The Company has an obligation to withhold tax on the vesting of performance rights for employee’s resident in the USA and Canada. As consideration for the withholding tax, the Company reduces the number of shares to be issued to the employees (net settled).

During the year ended December 31, 2024, the Company net settled the following share-based payments:

Name	Performance rights vested & exercised	Net settled shares	Withholding obligation (USD)
Non-KMP employees	1,295,643	818,740	$235,153
Chris Burns	759,931	349,568	196,487
Rashda Buttar	295,479	165,208	63,723
Nick Liveris	359,422	192,002	79,103
Darcy MacDougald	169,114	103,869	29,466
Total			$603,932

OPTIONS

A summary of movements of all options issued is as follows:

	Number on issue	Weighted Average Exercise Price (AUD)
Options outstanding as of January 1, 2023	29,093,334	$0.52
Granted to employees	—	—
Forfeited	(133,334)	$1.30
Exercised	(749,999)	$0.68
Options outstanding as of December 31, 2023	28,210,001	$0.50
Vested options outstanding as of December 31, 2023	12,676,667	$0.50
Forfeited	(5,010,000)	$0.50
Exercised	(12,033,334)	$0.50
Options outstanding as of December 31, 2024	11,166,667	$0.50
Vested options outstanding as of December 31, 2024	666,667	$0.50

The weighted average remaining contractual life of options outstanding at December 31, 2024 was 4.3 years, and at December 31, 2023 was 3.4 years.

The exercise price for options outstanding at December 31, 2024, was AUD$0.50, and at December 31, 2023 the range of exercise prices was AUD$0.50 to AUD$0.55.

There were no options granted during the years ended December 31, 2024 and 2023.